Statements of Comprehensive Loss - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Profit or loss [abstract]
Revenues	$ 1,965,441	$ 2,632,442	$ 901,162
Cost of goods sold	978,243	822,383	291,195
Gross Profit	987,198	1,810,059	609,967
Expenses
Advertising and marketing	2,806,260	7,162,046	2,670,447
Amortization and depreciation expense	5,498	15,348
Commission	26,339	91,050	11,207
Consulting	868,442	1,197,831	556,864
Interest and bank charges	60,183	1,155,288	18,130
Inventory management		47,405
Merchant fees	68,073	99,293	39,180
Office and administrative expenses	93,900	328,956	75,194
Professional fees	241,854	521,064	222,870
Research and development		96,431
Salaries and wages	282,003	1,222,171	93,460
Share-based compensation	92,276	279,622	4,949,441
Shipping and delivery	511,566	832,395	304,591
Travel and entertainment	100,068	259,372	29,225
Total expenses	(5,156,462)	(13,308,272)	(8,970,609)
Other items
Government grant	8,763		14,139
Foreign exchange	42,148	(153,076)	(7,719)
Gain (loss) on revaluation of warrant derivative	(92,918)	5,740,202	(536,209)
Financing costs		(2,688,034)
Other loss		(166,150)
Total other items	(42,007)	2,732,942	(529,789)
Net and comprehensive loss	$ (4,211,271)	$ (8,765,271)	$ (8,890,431)
Loss per share - Basic and diluted	$ (1.07)	$ (1.83)	$ (8.43)
Weighted average number of common shares outstanding - basic and diluted	3,929,520	4,800,972	1,054,371